Document and Entity Information	Dec. 28, 2022
Document And Entity Information [Line Items]
Document Type	8-K12B
Document Period End Date	Dec. 28, 2022
Entity Registrant Name	SITIO ROYALTIES CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-267802
Entity Tax Identification Number	88-4140242
Entity Address, Address Line One	1401 Lawrence Street
Entity Address, Address Line Two	Suite 1750
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	640-7620
Entity Information, Former Legal or Registered Name	Snapper Merger Sub I, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001949543
Class A common stock, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	STR
Security Exchange Name	NYSE
Warrants to purchase Class A common stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A common stock
Trading Symbol	STR WS
Security Exchange Name	NYSEAMER